The table shown in note 9.b shows the portfolio by internal risk rating levels and its probability of default (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less than 1 Year	R$ 270,050,934	R$ 219,062,744	R$ 186,196,849
Between 1 and 5 years	160,932,317	147,013,817	117,841,564
More than 5 years	62,371,451	51,745,465	43,218,247
Loans and advances to customers, gross	493,354,702	417,822,026	347,256,660
By internal classification of risk
Low	374,505,211	347,315,357	257,133,115
Medium-low	79,216,725	24,277,404	56,549,196
Medium	14,589,977	26,231,871	11,754,806
Medium-High	9,413,111	3,896,457	8,512,386
High	15,629,678	16,100,937	13,307,156
Loans and advances to customers, gross	R$ 493,354,702	R$ 417,822,026	R$ 347,256,660